Content Assets, Net - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Entertainment, Film [Abstract]
Film, Monetized on Its Own, Released Film, Expected Amortization, Year One	$ 14.4
Film, Monetized on Its Own, Released Film,Percentage Of Expected Amortization	100
Film, Monetized on Its Own, Amortization Expense	$ 23.8	$ 24.3
Film, Monetized on Its Own, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses
Content assets maximum amortization term	3 years
Modified content assets amortization cost	$ 2.1